CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 25,986,159	$ 16,915,460
Adjustments to reconcile net income to net cash used in operating activities:
Investment income earned on investments held in Trust Account	(27,761,686)	(18,038,352)
Changes in operating assets and liabilities:
Prepaid expenses	384,287	(508,750)
Accrued expenses	418,715	271,633
Due to related party	42,721	7,500
Net cash used in operating activities	(929,804)	(1,352,509)
Cash flows from investing activities:
Cash deposited in Trust Account	0	(505,000,000)
Net cash used in investing activities	0	(505,000,000)
Cash flows from financing activities:
Gross proceeds	0	500,000,000
Proceeds received from sale of private placement warrants	0	14,300,000
Proceeds received from overfunding loans	0	5,000,000
Repayment of promissory note	0	(366,781)
Payment of underwriter and advisory fee	0	(10,000,000)
Payment of offering costs	0	(675,587)
Net cash provided by financing activities	0	508,257,632
Net change in cash	(929,804)	1,905,123
Cash – beginning of period	1,905,123	0
Cash – end of period	975,319	1,905,123
Supplemental Cash Flow Information [Abstract]
Offering costs included in accrued expenses	0	(270,391)
Deferred offering costs paid by Sponsor through promissory note	0	133,538
Deferred underwriting and advisory fees	$ 0	$ 17,500,000